Shareholder Report, Average Annual Return (Details) ITIQ_MML Foreign Fund_Initial Class_TSR Annual {Initial Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class - without sales charge
Average Annual Return, Percent	32.60%	9.01%	6.72%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%